Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

24. Income Taxes

The following table reconciles the difference between income taxes that would result solely by applying statutory rates to the Company's pre-tax income and income tax expense or recovery recorded in the statement of operations and comprehensive income or loss.

		December 31
	2011	2010

(Loss) income before income taxes	$(146,292)	$137,945
Income tax (recovery) loss at the combined basic rate	(55,354)	49,720
Large corporation and state tax	2,523	2,104
Withholding tax on foreign dividends	2,105	91
Tax on other non-deductible expenses	1,306	814
Net revisions to certain tax bases and tax rates	433	2,321
Goodwill impairment	99,109	-
Other	(374)	608
Income tax expense	$49,748	$55,658

		December 31
	2011	2010

Deferred income tax assets
Unutilized tax loss carryforwards	$75,995	$112,217
Deferred financing costs and offering expenses	2,973	5,362
Foreign tax credits available for carryforward	14,567	14,567
Accounting provisions not currently deductible for tax	51,453	50,074
Other	768	937
Valuation allowance	(18,267)	(18,267)
	127,489	164,890

Deferred income tax liabilities
Carrying value of capital assets in excess of tax value	55,717	65,474
Carrying value of intangibles and landfill assets in excess of tax value	142,446	172,373
Carrying value of deferred financing costs in excess of tax value	-	7,155
Other	5,560	5,553
	203,723	250,555
Net deferred income tax liabilities	$76,234	$85,665

Net deferred income tax liabilities, totaling $76,234 (2010 - $85,665), is comprised of net deferred income tax liabilities in Canada amounting to $42,348 (2010 – $50,460) and net deferred income tax liabilities in the U.S. amounting to $33,886 (2010 - $35,205).

The components of domestic and foreign (loss) income before income taxes and domestic and foreign income taxes are as follows:

	2011	2010
(Loss) income before income taxes and net loss from equity accounted investee
Canada	$127,991	$74,343
U.S.	(274,283)	63,602
	$(146,292)	$137,945

Current income tax expense
Canada	$43,669	$32,825
U.S.	3,764	3,423
	47,433	36,248

Deferred income tax expense (recovery)
Canada	(7,489)	(7,239)
U.S.	9,804	26,649
	2,315	19,410
Total income tax expense	$49,748	$55,658

The Company recognizes interest related to uncertain tax positions and penalties to current income tax expense. The Company has no material uncertain tax positions. Accordingly, interest and penalties recognized in respect of uncertain tax positions and amounts accrued in respect thereof amount to $nil at December 31, 2011 and 2010.

The Company is subject to federal, provincial and state income taxes and files tax returns in multiple jurisdictions. Tax years open to audit range from 2000 to 2011 in Canada and from 1997 to 2011 in the U.S.

The Company does not tax effect its foreign currency translation adjustment.

Subsidiaries of the Company have unutilized tax losses amounting to $187,520 (2010 - $250,542) which expire 2012 to 2028. The realization of the deferred income tax assets, net of a $3,250 (2010 - $3,250) valuation allowance on certain U.S. unutilized tax loss carryforwards, totaling $70,414 (2010 - $108,967), is dependent on the Company generating taxable income in future years in which those temporary differences become deductible. Based on management's estimate of the Company's projected future taxable income and its tax planning strategies, management expects to realize these deferred income tax assets in advance of expiry. Changes to the Company's ownership structure could limit the Company's use of unutilized tax losses as imposed by Section 382 of the U.S. Internal Revenue Code.

As of December 31, 2011, a subsidiary of the Company has foreign tax credit carryforwards which expire in 2018 and 2019 that result in a deferred income tax asset totaling $14,567 (2010 - $14,567). As the Company does not expect to generate foreign source income in the future, it has provided a full valuation allowance against the foreign tax credits available for carryforward.

On the Company's acquisition of IESI, IESI issued a $160,000 intercompany note payable (“U.S. note”). Effective August 28, 2007, the U.S. note was cancelled. For the purposes of determining taxable income, IESI has taken the position that the U.S. note and its related interest was commercially reasonable and has deducted the interest paid thereon on this basis. Management has taken steps to ensure that the U.S. note was commercially reasonable, however, there can be no assurance that U.S. taxation authorities will not seek to challenge the treatment of the U.S. note as debt or the amount of interest expense deducted, which could increase IESI's taxable income and accordingly its U.S. federal income tax liability. Management has determined that it has met the more-likely-than-not threshold based on its technical merits and that management's position would be sustained upon examination by the relevant tax authority.